SUBSEQUENT EVENTS (Details Narrative) - USD ($)			12 Months Ended
	Jul. 20, 2026	Apr. 28, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Oct. 03, 2025	Sep. 08, 2025	Jul. 22, 2025	Jan. 23, 2025	Jan. 21, 2025	Dec. 20, 2024
IfrsStatementLineItems [Line Items]
Par value per share									$ 0.00005		$ 2.17
Raise of capital			$ 165	$ 50
Number of shares issued			29,100,941	22,993,763		62,074	201,950,104	2,250,000	2,250,000	731,707	2,347,134
Non Adjusting Events After Reporting Period [member]
IfrsStatementLineItems [Line Items]
Description of share consolidation		8-for-1
Adjusted par value per share		$ 0.00005
Par value per share		$ 0.0004
Raise of capital	$ 20,000,000
Number of shares issued	20,000,000
Number of warrants	20,000,000
Warrant exercise price	$ 1
Introductory fee	$ 1,000,000
Percentage of payment to unrelated party on issuance of ordinary shares	5.00%
Payment to unrelated party on issuance of ordinary shares	$ 20,000,000